Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Innovator Premium Income 30 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.70%)